Mineral Leaseholds, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Mineral Leaseholds, Net
8.	Mineral Leaseholds, Net

Mineral leaseholds, net of accumulated depletion, consisted of the following:

	June 30, 2013	December 31, 2012
Mineral leaseholds	$1,423	$1,502
Less accumulated depletion	(102)	(63)

Net	$1,321	$1,439

Depletion expense related to mineral leaseholds for the three months ended June 30, 2013 and 2012 was $18 million and $4 million, respectively, and for six months ended June 30, 2013 and 2012 was $42 million and $5 million, respectively.

9. Mineral Leaseholds

	Successor
	December 31, 2012	December 31, 2011
Mineral leaseholds	$1,502	$42
Less accumulated depletion	(63)	(4)

Net	$1,439	$38

Depletion expense related to mineral leaseholds for the year ended December 31, 2012, the eleven months ended December 31, 2011, one month ended January 31, 2011 and year ended December 31, 2010 was $59 million, $4 million, less than $1 million and $1 million, respectively.